Equity-Accounted Investees - Estimated payments on plasma centers (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Equity Accounted Investees
Commitments amount		€ 35,009		€ 36,487
ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		134,586	$ 141,316
Acquisition of plasma centers
Equity Accounted Investees
Commitments amount				378,920
Within one year | ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		75,131	78,888
Within one year | Acquisition of plasma centers
Equity Accounted Investees
Commitments amount				248,785
1-2 years | ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Amounts payable for plasma centers net of deposits paid		€ 59,455	$ 62,428
1-2 years | Acquisition of plasma centers
Equity Accounted Investees
Commitments amount				73,853
Three years | Acquisition of plasma centers
Equity Accounted Investees
Commitments amount				€ 56,282
Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint arrangement	75.00%	75.00%	75.00%
Percentage of economic exposure to assets and liabilities		100.00%